Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

Property and equipment, net, consists of the following:

(in USD)	December 31, 2024	December 31, 2025
Computer equipment	333,393	694,249
Furniture and fixtures	6,828	33,588
Subtotal	340,221	727,837
Less: Accumulated depreciation	(141,098)	(290,114)
Property and equipment, net	199,123	437,723